UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-05595

                      ACM Government Opportunity Fund, Inc.
               (Exact name of registrant as specified in charter)

              1345 Avenue of the Americas, New York, New York 10105
               (Address of principal executive offices) (Zip code)

                                 Mark R. Manley
                        Alliance Capital Management L.P.
                           1345 Avenue of the Americas
                            New York, New York 10105
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 221-5672

                     Date of fiscal year end: July 31, 2004

                   Date of reporting period: October 31, 2004

ITEM 1. SCHEDULE OF INVESTMENTS.


ACM GOVERNMENT OPPORTUNITY FUND
PORTFOLIO OF INVESTMENTS
October 31, 2004 (unaudited)
                                                     Principal
                                                        Amount
                                                         (000)      U.S. $ Value
--------------------------------------------------------------------------------
U.S. GOVERNMENT AND GOVERNMENT SPONSORED AGENCY OBLIGATIONS--84.4%
U.S. Treasury Notes--41.2%
   2.25%, 2/15/07(a)                        US$          3,600   $    3,569,062
   2.75%, 8/15/07(a)                                     6,000        5,996,718
   3.125%, 5/15/07(a)                                   17,800       17,980,777
   5.75%, 11/15/05 (b)                                   1,040        1,077,171
   6.50%, 2/15/10 (c)                                   10,000       11,505,860
   6.75%, 5/15/05 (c)                                    2,050        2,100,049
   7.875%, 11/15/04 (c)                                  3,350        3,357,460
                                                                 --------------
                                                                     45,587,097
                                                                 --------------
U.S. Treasury Bonds--39.0%
   5.375%, 2/15/31(a)                                    5,000        5,430,665
   6.25%, 5/15/30 (c)                                   10,700       12,866,750
   12.75%, 11/15/10 (c)                                  3,250        3,594,042
   13.25%, 5/15/14 (c)                                   5,250        7,451,923
   14.00%, 11/15/11 (c)                                 11,250       13,810,691
                                                                 --------------
                                                                     43,154,071
                                                                 --------------
Mortgage Related Securities--4.2%
Federal National Mortgage Association
   6.50%, TBA                                            3,500        3,679,375
   7.50%, 11/01/29                                         300          321,718
   8.00%, 6/01/28                                          240          262,197
Government National Mortgage Association
   6.50%, 2/15/29                                          416          441,474
                                                                 --------------
                                                                      4,704,764
                                                                 --------------
Total U.S. Government and Government
   Sponsored Agency Obligations
   (cost $93,612,336)                                                93,445,932
                                                                 --------------

SOVEREIGN DEBT OBLIGATIONS--36.3%
Argentina--3.9%
Republic of Argentina
   1.98%, 8/03/12 FRN                                    3,413        2,602,412
   11.375%, 3/15/10 (d)                                    170           52,275
   11.75%, 6/15/15 (d)                                     475          147,250
   12.00%, 6/19/31 (d)                                     710          211,640
   12.25%, 6/19/18 (d)                                   2,123          644,179
   15.50%, 12/19/08(d)                                   1,700          518,500
   Series BGL5
   11.375%, 1/30/17 (d)                                    250           80,000
                                                                 --------------
                                                                      4,256,256
                                                                 --------------
Brazil--6.8%
Federal Republic of Brazil
   7.72%, 6/29/09 FRN                                      249          272,282
   9.25%, 10/22/10                                          25           26,788
   10.50%, 7/14/14                                       4,190        4,694,895
   11.00%, 8/17/40                                       1,555        1,751,707
   12.00%, 4/15/10                                          75           89,213
   12.75%, 1/15/20                                         100          125,000
   DCB FRN
   Series L
   3.125%, 4/15/12                                         618
                                                                        566,325
                                                                 --------------
                                                                      7,526,210
                                                                 --------------

                                                     Principal
                                                        Amount
                                                         (000)      U.S. $ Value
--------------------------------------------------------------------------------
Bulgaria--1.6%
Republic of Bulgaria
   8.25%, 1/15/15 (e)                       US$          1,370   $    1,712,500
                                                                 --------------
Colombia--0.9%
Republic of Colombia
   8.25%, 12/22/14                                         175          175,210
   10.75%, 1/15/13                                         400          463,000
   11.75%, 2/25/20                                         320          391,200
                                                                 --------------
                                                                      1,029,410
                                                                 --------------
Ecuador--2.1%
Republic of Ecuador
   0.00%, 10/11/05                                         834          783,493
   8.00%, 8/15/30 (e)(f)                                 1,875        1,584,375
                                                                 --------------
                                                                      2,367,868
                                                                 --------------
Hungary--1.0%
Hungary Government Bond
   9.00%, 4/12/07                           HUF        210,000        1,070,537
                                                                 --------------
Mexico--5.0%
Mexican Bonos
   8.00%, 12/24/08 - 12/07/23 (c)           MXP         51,145        3,842,481
   9.00%, 12/20/12 (c)                                  20,583        1,689,421
                                                                 --------------
                                                                      5,531,902
                                                                 --------------
Panama--0.3%
Republic of Panama
   9.375%, 4/01/29                          US$            255          291,338
                                                                 --------------
Peru--1.7%
Republic of Peru
   8.375%, 5/03/16                                         625          653,125
   9.125%, 2/21/12                                         230          257,600
   9.875%, 2/06/15                                         815          941,325
                                                                 --------------
                                                                      1,852,050
                                                                 --------------
Philippines--1.1%
Republic of Philippines
   10.625%, 3/16/25                                      1,181        1,235,916
                                                                 --------------
Poland--1.0%
Poland Government Bond
   Series DS0509
   6.00%, 5/24/09                           PLZ          4,000        1,127,628
                                                                 --------------
Russia--2.6%
Russian Ministry of Finance
   Series V
   3.00%, 5/14/08                           US$          3,145        2,909,125
                                                                 --------------
Turkey--1.9%
Turkey Government Bond
   Zero Coupon, 8/24/05                     TRL  3,759,000,000        2,151,514
                                                                 --------------
Ukraine--4.2%
Government of Ukraine
   6.875%, 3/04/11 (e)                      US$            150          150,938
   7.65%, 6/11/13 (e)                                    3,000        3,081,250
   11.00%, 3/15/07 (e)                                   1,330        1,445,751
                                                                 --------------
                                                                      4,677,939
                                                                 --------------

                                                     Principal
                                                        Amount
                                                         (000)      U.S. $ Value
--------------------------------------------------------------------------------
Venezuela--2.2%
Republic of Venezuela
   3.09%, 4/20/11 FRN                       US$            350   $      304,500
   9.25%, 9/15/27                                        2,095        2,143,185
                                                                 --------------
                                                                      2,447,685
                                                                 --------------
Total Sovereign Debt Obligations
   (cost $37,897,251)                                                40,187,878
                                                                 --------------

SUPRANATIONAL DEBT OBLIGATIONS--3.0%
International Bank for Reconstruction
   and Development
   Zero Coupon, 2/17/26 (c)
   (cost $1,328,162)                        ZAR        110,000        3,262,217
                                                                 --------------

SHORT-TERM INVESTMENT--1.8%
Time Deposit--1.8%
Societe Generale
   1.844%, 11/01/04
   (cost $2,000,000)                        US$          2,000        2,000,000
                                                                 --------------

Total Investments--125.5%
   (cost $134,837,749)                                              138,896,027

Other assets less liabilities--(25.5%)                              (28,211,181)
                                                                 --------------

Net Assets--100%                                                 $  110,684,846
                                                                 --------------

FINANCIAL FUTURES CONTRACTS SOLD

                                                                                              Value at
                                      Number of       Expiration           Original          October 31,        Unrealized
            Type                      Contracts         Month                Value              2004           Depreciation
--------------------------------     ----------       ----------        ------------        ------------       ------------
U.S. Treasury Note                                     December
    10 Yr Futures                        37             2004            $  4,163,945        $  4,201,812       $   (37,867)

FORWARD EXCHANGE CURRENCY CONTRACTS

                                                              U.S. $
                                         Contract            Value on               U.S. $              Unrealized
                                          Amount            Origination             Current            Appreciation/
                                          (000)                Date                  Value             (Depreciation)
---------------------------------------------------------------------------------------------------------------------
Buy Contracts
Mexican Peso,                             25,801          $    2,232,957        $    2,230,737         $    (2,220)
  settling 11/16/04

Polish Zloty,                              3,939               1,122,325             1,152,711              30,386
  settling 12/13/04

Sale Contracts

Mexican Peso,                             61,584               5,441,499             5,324,587             116,912
  settling 11/16/04

Polish Zloty,                              3,939               1,116,440             1,152,711             (36,271)
  settling 12/13/04

South African Rand,                       17,096               2,699,402             2,767,107             (67,705)
  settling 11/22/04


REVERSE REPURCHASE AGREEMENTS

                                          Interest
Broker                                      Rate        Maturity        Amount
--------------------------------------------------------------------------------
Deutsche Bank Alex Brown, Inc.              1.65%       11/10/04     $ 5,398,720
Deutsche Bank Alex Brown, Inc.              1.70        11/10/04      13,556,988
JPMorgan Chase & Co.                        1.60        11/10/04       5,914,918
JPMorgan Chase & Co.                        1.65        11/10/04       2,931,759
                                                                     -----------
                                                                     $27,802,385
                                                                     -----------

(a) Positions, or a portion thereof, with an aggregate market value of $28,339,839 have been segregated to collateralize reverse repurchase agreements.
(b) Position, or portion thereof, with an aggregate market value of $1,077,171, has been segregated to collateralize open futures contracts.
(c) Positions, or a portion thereof, with an aggregate market value of $52,851,275 have been segregated to collateralize forward exchange currency contracts.
(d)  Security is in default and is non-income producing.
(e) Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2004, the aggregate market value of these securities amounted to $7,974,814 or 7.2% of net assets.
(f) Coupon increases periodically based upon a predetermined schedule. Stated interest rate in effect at October 31, 2004.

     Currency Abbreviations:
     HUF - Hungary Forint
     MXP - Mexican Peso
     PLZ - Polish Zloty
     TRL - Turkish Lira
     US$ - United States Dollar
     ZAR - South African Rand

     Glossary of Terms:
     DCB - Debt Conversion Bonds
     FRN - Floating Rate Note
     TBA - To Be Assigned - Securities are purchased on a forward commitment with an approximate principal amount (generally +/-1.0%) and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement when the specific mortgage pools are assigned.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant's internal controls that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3. EXHIBITS.

The following exhibits are attached to this Form N-Q:

        Exhibit No.       DESCRIPTION OF EXHIBIT

        11 (a) (1)        Certification of Principal Executive Officer Pursuant
                          to Section 302 of the Sarbanes-Oxley Act of 2002

        11 (a) (2)        Certification of Principal Financial Officer Pursuant
                          to Section 302 of the Sarbanes-Oxley Act of 2002

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): ACM Government Opportunity Fund, Inc.

By:     /s/ Marc O. Mayer
        Marc O. Mayer
        President

Date:   December 28, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:     /s/ Marc O. Mayer
        Marc O. Mayer
        President

Date:   December 28, 2004

By:     /s/ Mark D. Gersten
        Mark D. Gersten
        Treasurer and Chief Financial Officer

Date:   December 28, 2004